Condensed consolidated statements of profit or loss and other comprehensive income (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 1,953	$ 1,592
Cost of revenue	(1,102)	(914)
Other income	4	17
Sales and marketing expenses	(195)	(171)
General and administrative expenses	(265)	(232)
Research and development expenses	(224)	(235)
Net impairment losses on financial assets	(120)	(66)
Other expenses	(4)	(2)
Restructuring costs	(6)	(3)
Operating profit/ (loss)	41	(14)
Finance income	412	113
Finance costs	(58)	(17)
Net change in fair value of financial assets and liabilities	(82)	(17)
Net finance income	272	79
Share of profit of equity-accounted investees (net of tax)	2	2
Profit before income tax	315	67
Income tax credit/ (expense)	40	(37)
Profit for the period	355	30
Items that will not be reclassified to profit or loss:
Put liabilities at FVOCI – net change in fair value	4	(2)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences – foreign operations	(58)	91
Debt investments at FVOCI – net change in fair value	(1)	0
Other comprehensive income for the period, net of tax	(55)	89
Total comprehensive income for the period	300	119
Profit attributable to:
Owners of the Company	389	59
Non-controlling interests	(34)	(29)
Profit for the period	355	30
Total comprehensive income attributable to:
Owners of the Company	332	136
Non-controlling interests	(32)	(17)
Total comprehensive income for the period	$ 300	$ 119
Earnings per share
Basic earnings per share (in USD per share)	$ 0.10	$ 0.01
Diluted earnings per share (in USD per share)	$ 0.06	$ 0.01